Recently Adopted and New Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Recently Adopted and New Accounting Pronouncements [Abstract]
Recently Adopted and New Accounting Pronouncements [text block]

Recently Adopted and New Accounting Pronouncements

New Accounting Pronouncements

The following accounting pronouncements were not effective as of December 31, 2017 and therefore have not been applied in preparing these financial statements.

IFRS 2 Share-based Payments

In June 2016, the IASB issued narrow-scope amendments to IFRS 2, “Share-based Payment” which clarify the accounting for certain types of share-based payment transactions. The amendments which were developed through the IFRS Interpretations Committee clarify the accounting for cash-settled share-based payment transactions that include a performance condition, the classification of share-based payment transactions with net settlement features and the accounting for modifications of share-based payment transactions from cash-settled to equity-settled. They are effective for annual periods beginning on or after January 1, 2018. The amendments will not have a material impact on the Group’s consolidated financial statements. The amendments have been endorsed by the EU.

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 “Financial Instruments”, which replaces IAS 39, “Financial Instruments: Recognition and Measurement”. IFRS 9 introduces new requirements on how an entity should classify and measure financial assets, requires changes to the reporting of ‘own credit’ with respect to issued debt liabilities that are designated at fair value, replaces the current rules for impairment of financial assets and amends the requirements for hedge accounting. The standard also requires entities to provide users of financial statements with more informative and relevant disclosures. IFRS 9 is effective for annual periods beginning on or after January 1, 2018. The standard has been endorsed by the EU, except for the Amendment to IFRS 9 "Prepayment features with negative compensation" as discussed below.

The Group estimates the adoption of IFRS 9 to lead to an overall reduction in the Group’s total shareholders’ equity of € 0.9 billion before tax. € 0.7 billion of this impact is driven by the new impairment requirements of IFRS 9. These higher loan loss provisions and classification and measurement effects are partially offset by a €0.2 billion tax impact resulting in a post-tax impact on the Group's total shareholders' equity of € 0.7 billion. This translates to a reduction in the Group’s CET 1 capital ratio of 8 basis points.

This estimate may change as a result of completion of the activities noted in the implementation program sections below and upon the Group filing its 2018 audited financial statements.

Implementation program

The Group has run a centrally managed IFRS 9 program sponsored by the Group’s chief financial officer which has included business functions and subject matter experts on methodology, data sourcing and modelling, IT processing and reporting. The Group’s implementation of IFRS 9 has covered performing an assessment of the population of financial instruments impacted by the classification and measurement requirements of IFRS 9 and developing an impairment methodology to support the calculation of the Expected Credit Loss allowance. The Group commenced in 2015 the development of an approach for reviewing business models and methodology for testing the Solely Payments of Principal and Interest criteria of IFRS 9. Concurrently, the Group also developed its approach for assessing significant increase in credit risk, incorporating forward looking information, including macro-economic factors (implemented in 2017), preparing the required IT systems and process architecture, as well as development of a related IFRS 9 governance and control framework. The Group has performed a final parallel run based on December 31, 2017 data.

Overall governance of the program’s implementation has been through the Group’s IFRS 9 Steering Committee and includes representation from Finance, Risk and IT. Guidance and training on IFRS 9 across the Group have been delivered across businesses and functions as part of the Group’s control process and implementation program. The Group enhanced its governance environment to ensure an updated framework for classification and measurement, and impairment by implementing appropriate validations and controls over new key processes and significant areas of judgment. The specific process and business controls under this updated framework are being incorporated and finalized. Governance over the Expected Credit Loss calculation process is shared across Risk and Finance functions.

Classification and Measurement of Financial Assets and Liabilities

IFRS 9 requires that an entity’s business model and a financial instrument’s contractual cash flows will determine its classification and measurement in the financial statements. Upon initial recognition each financial asset will be classified as either fair value through profit or loss (‘FVTPL’), amortized cost, or fair value through Other Comprehensive Income (‘FVOCI’). As the requirements under IFRS 9 are different than the assessments under the existing IAS 39 rules, there will be some differences from the classification and measurement of financial assets under IAS 39, including whether to elect the fair value option on certain assets. The classification and measurement of financial liabilities remain largely unchanged under IFRS 9 from current requirements.

In 2015, the Group made an initial determination of business models and assessed the contractual cash flow characteristics of the financial assets within such business models to determine the potential classification and measurement changes as a result of IFRS 9. As a result of the initial analysis performed, in 2016 the Group identified a population of financial assets which are to be measured at either amortized cost or fair value through other comprehensive income, which will be subject to the IFRS 9 impairment rules. In 2017, the Group updated its business model assessments and completed outstanding classification decisions. On initial recognition of an equity investment not held for trading, the Group may on an investment-by-investment basis, irrevocably elect to present subsequent fair value changes in OCI. The Group has not made any such elections.

Where issued debt liabilities are designated at fair value, the fair value movements attributable to an entity’s own credit risk will be recognized in Other Comprehensive Income rather than in the Statement of Income. The standard also allows the Group the option to elect to apply early the presentation of fair value movements of an entity’s credit risk in Other Comprehensive Income prior to adopting IFRS 9 in full. The Group did not early adopt this requirement.

Impairment of Financial Assets

The impairment requirements of IFRS 9 apply to debt instruments that are measured at amortized cost or FVOCI, and off balance sheet lending commitments such as loan commitments and financial guarantees (hereafter collectively referred to in this note as “financial assets”).

The determination of impairment losses and allowance moves from an incurred credit loss model whereby credit losses are recognized when a defined loss event occurs under IAS 39, to an expected loss model under IFRS 9, where provisions are taken upon initial recognition of the financial asset (or the date that the Group becomes a party to the loan commitment or financial guarantee), based on expectations of potential credit losses at that time under IFRS 9. Under IAS 39, the Group first evaluates individually whether objective evidence of impairment exists for loans that are individually significant. It then collectively assesses loans that are not individually significant and loans which are significant but for which there is no objective evidence of impairment available under the individual assessment.

Under IFRS 9 for financial assets originated or purchased, the Group recognises a loss allowance at an amount equal to 12-month expected credit losses, if the credit risk at the reporting date has not increased significantly since initial recognition (Stage 1). This amount represents the expected credit losses resulting from default events that are possible within the next 12 months.

IFRS 9 requires the recognition of credit losses over the remaining life of the financial assets (‘lifetime expected losses’) which are considered to have experienced a significant increase in credit risk (Stage 2) and for financial assets that are credit impaired at the reporting date (Stage 3). As the primary definition for credit impaired financial assets moving to Stage 3, the Group applies the default definition as laid out in CRR Article 178. Forward-looking information, including macro-economic factors, must be taken into account to measure IFRS 9 compliant expected credit losses.

The lifetime expected credit losses represent default events over the expected life of a financial instrument. The Group measures expected credit losses considering the risk of default over the maximum contractual period (including any borrower’s extension options) over which it is exposed to credit risk, even if, for risk management purposes, the Group considers a longer period. The determination of the maximum contractual period considers the date at which the Group has the right to require repayment of an advance or terminate a loan commitment or guarantee.

Retail overdrafts, credit card facilities and certain corporate revolving facilities typically include both a loan and an undrawn commitment component, and in these cases the Group’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the Group’s credit loss exposure to the facility's contractual term. These facilities do not have a fixed term or repayment structure and are managed on a collective basis. While the Group has the ability to cancel these facilities with immediate effect, this contractual right is not enforced in normal day-to-day credit risk management process, but only when the Group becomes aware of an increase in credit risk on the facility. Consequently, for such facilities, the Group measures expected credit losses over a period longer than the maximum contractual term. This longer period is estimated taking into consideration credit risk management actions which the Group expects to take to mitigate credit losses. These credit risk management actions include reducing limits and facility cancellation.

The Group uses three main components to measure expected credit losses which are a probability of default (‘PD’), a loss given default (‘LGD’) and the exposure at default (‘EAD’). Therefore, the Group has leveraged existing parameters used for determination of capital demand under Basel IRBA and internal risk management practices as much as possible on a transaction level. For the purpose of IFRS 9 the allowance for credit losses is affected by a variety of key characteristics, such as, but not limited to, the expected balance at default and the related amortization profile as well as the expected life of the financial asset. As a consequence, the allowance for credit losses for Stage 2 financial assets increases based on the expected lifetime or the expected EAD. Incorporating forecasts of future economic conditions into the measurement of expected credit losses additionally causes an impact on the allowance for credit losses for each stage. In order to calculate lifetime expected credit losses, the Group’s calculation includes deriving the corresponding lifetime PDs from migration matrices that reflect the economic forecasts. One or more triggers that have a detrimental impact on the estimated future cash flows must be identified to determine whether a financial asset is credit impaired and thus must be classified as Stage 3.

Under IFRS 9, when determining whether the credit risk (i.e. risk of default) of a financial instrument has increased significantly since initial recognition, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes quantitative and qualitative information based on the Group’s historical experience, credit risk assessment and forward-looking information (including macro-economic factors), which is discussed further below.

The Group has established a framework which incorporates both quantitative and qualitative processes to determine whether the credit risk on a particular financial instrument has increased significantly since initial recognition. The Group’s framework aligns with internal credit risk management process. The Group’s quantitative processes compare actual lifetime PD at the reporting date, with initial expectations at the date of initial recognition. If for the remaining lifetime the PD of a transaction given current expectations exceeds the PD of the threshold rating based on the initial expectations, the transaction is considered as significantly deteriorated. The threshold rating, which is determined on a portfolio basis and validated annually, corresponds to a quantile of the forward rating distribution derived from the initial rating of the transaction and the forward-looking information available at inception. The Group’s qualitative processes leverage existing risk management indicators (e.g. watch lists, management by the workout department and forbearance triggers) which allow the Group to identify whether the credit risk of financial assets has significantly increased. Furthermore, financial assets are transferred to Stage 2 if 30 days past due.

Under IFRS 9, when the terms of a financial asset are modified and the modification does not result in derecognition, a gain or loss is recognised in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original Effective Interest Rate ("EIR"). For modified financial assets the determination of whether the asset’s credit risk has increased significantly reflects comparison of:

  the remaining lifetime PD at the reporting date based on the modified terms; with the remaining lifetime PD estimated based on data on initial recognition and the original contractual terms.

Generally, forbearance is a qualitative indicator of default and credit impairment and expectations of forbearance are relevant to assessing whether there is a significant increase in credit risk. Following forbearance, a customer needs to demonstrate consistently good payment behaviour over a period of time before the exposure is no longer considered to be in Stage 3 or the PD is considered to have decreased such that the exposure reverts back to be measured Stage 1.

IFRS 9 does not distinguish between individually significant or not individually significant financial assets. Therefore, the Group decided to measure the allowance for credit losses on an individual transaction basis. Similarly, the assessment for transferring financial assets between Stages 1, 2 and 3 is also made on an individual transaction basis. For detailed information on the current impairment approach under IAS 39 please refer to Note 1 “Significant Accounting Policies and Critical Accounting Estimates”. As a result of IFRS 9, there is an increase in subjectivity as the allowance for credit losses is based on reasonable and supportable forward-looking information which take into consideration future macro-economic scenarios as provided by Deutsche Bank Research. These macro-economic scenarios are continuously monitored and in addition to being used for the Group’s expected credit loss calculation, this information also forms the basis for performing the Group’s capital planning and stress-testing. This information provided by Deutsche Bank Research is used to generate possible future scenarios by utilizing the Group’s stress testing infrastructure with appropriate modifications to align with IFRS 9 requirements. The Group has identified certain synergies with the capital forecasting and stress-testing processes and continues to consider opportunities that may exist. The transition impact and effects resulting from the continuous application of IFRS 9 are reflected in the Group’s capital planning for 2018 and onwards. The general use of forward-looking information, including macro-economic factors, as well as adjustments taking into account extraordinary factors, are monitored by the Group's Risk and Finance Credit Loss Provision Forum.

A financial asset is considered credit-impaired on purchase or origination if there is objective evidence of impairment at the point of initial recognition, i.e. rated as defaulted by credit risk management. Such defaulted financial assets are termed Purchased or Credit Impaired (POCI) financial assets and are initially recognised at their fair value (typically the purchase price which embeds expectations of lifetime expected credit losses) and therefore no separate credit loss allowance is recognised on initial recognition. Subsequently, POCI financial assets are measured to reflect lifetime expected credit losses, and all subsequent changes in lifetime expected credit losses, whether positive or negative, are recognised in the income statement as a component of the provision for credit losses. POCI financial assets can only be classified in Stage 3.

For financial assets in Stage 1 and Stage 2, the Group calculates interest income by applying the EIR to the gross carrying amount (i.e. without deduction for expected credit losses). Interest income for financial assets in Stage 3 is calculated by applying the EIR to the amortised cost (i.e. the gross carrying amount less the loss allowance). For financial assets classified as POCI only, interest income is calculated by applying a credit-adjusted EIR (based on an initial expectation of further credit losses) to the amortised cost of these POCI assts. As a result of the amendments to IAS 1 following IFRS 9, the Group will present separately in the income statement, interest revenue calculated using the effective interest method.

IFRS 9 results in an increase in the overall level of allowances for credit losses as noted above. This estimated increase is driven by the requirement to record an allowance equal to 12 months expected credit losses on those instruments whose credit risk has not significantly increased since initial recognition as well as the larger population of financial assets to which lifetime expected losses must be applied.

Hedge accounting

IFRS 9 also incorporates new hedge accounting rules that intend to align hedge accounting with risk management practices. Generally, some restrictions under current rules have been removed and a greater variety of hedging instruments and hedged items become available for hedge accounting. IFRS 9 includes an accounting policy choice to defer the adoption of IFRS 9 hedge accounting and to continue with IAS 39 hedge accounting. The Group has decided to exercise this accounting policy choice and therefore will not adopt IFRS 9 hedge accounting as of January 1, 2018, the effective date of IFRS 9. However, the Group will implement the revised hedge accounting disclosures that are required by the IFRS 9 related amendments to IFRS 7 “Financial Instruments: Disclosures”’.

Amendments to IFRS 9 “Prepayment Features with Negative Compensation”

In October 2017, the IASB issued an amendment to IFRS 9 “Financial Instruments”, which allows entities to measure particular pre-payable financial assets with so-called negative compensation (also known as two way break clauses) at amortised cost or at fair value through other comprehensive income if the prepayment amount substantially represents unpaid principal and interest and reasonable compensation. Reasonable compensation may be positive or negative. Prior to this amendment financial assets with this negative compensation feature would have failed the solely payments of principal and interest test and be mandatorily measured at fair value through profit or loss. The amendment will be effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. The Group expects to early adopt this amendment during 2018 following endorsement by the EU. The amendment will not have a material impact on the Group’s consolidated financial statements.

IFRS 15 Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15, “Revenue from Contracts with Customers”, which specifies how and when revenue is recognized, but does not impact income recognition related to financial instruments in scope of IAS 39/ IFRS 9. The IASB issued subsequent amendments to IFRS 15 in September 2015 and a further clarification to it in April 2016. The new requirements replace several other IFRS standards and interpretations that currently govern revenue recognition under IFRS and provide a single, principles-based five-step model to be applied to all contracts with customers. The standard and its amendments also require entities to provide users of financial statements with more informative and relevant dis-closures. The Group has run a centrally managed IFRS 15 program which included subject matter experts from finance and business functions. The Group’s implementation of IFRS 15 consisted of a detailed analysis of each type of commis-sion and fee income in line with the new five-step revenue recognition model. No material impact on the Group’s consol-idated financial statements was identified. The requirements are effective for annual periods beginning on or after Janu-ary 1, 2018. The standard and its amendments have been endorsed by the EU.

IFRS 16 Leases

In January 2016, the IASB issued IFRS 16, “Leases”, which introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. There will be only minor changes to the current accounting for lessors. The standard also requires entities to provide users of financial statements with more informative and relevant disclosures. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. The Group is currently assessing the impact of IFRS 16. The standard has been endorsed by the EU.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17, “Insurance Contracts”, which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values – instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2021. Based on the Group’s current business activities it is initially estimated that IFRS 17 will not have a material impact on the Group’s consolidated financial statements. The standard has yet to be endorsed by the EU.